Deferred tax assets and liabilities - Tax loss carryforwards (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Unrecognized
Within five years	$ 6	$ 3
More than five years	443	443
Not subject to expiry	0	0
Gross value of tax loss carryforwards	449	446
Recognized
Within five years	55	29
More than five years	375	462
Not subject to expiry	691	681
Gross value of tax loss carryforwards	1,121	1,172
Within five years	61	32
More than five years	818	905
Not subject to expiry	691	681
Gross value of tax loss carryforwards	$ 1,570	$ 1,618